Accumulated Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 19,360	$ 23,033	$ 22,815
Foreign currency translation gain/(loss)	1,219	(3,519)	504
Actuarial gain/(loss), net of tax	(597)	(154)	(286)
Ending balance	19,982	19,360	23,033
Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	20,792	24,311	23,807
Foreign currency translation gain/(loss)	1,219	(3,519)	504
Ending balance	22,011	20,792	24,311
Defined Benefit Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,432)	(1,278)	(992)
Actuarial gain/(loss), net of tax	(597)	(154)	(286)
Ending balance	$ (2,029)	$ (1,432)	$ (1,278)